First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.533.2124

SEMI-ANNUAL REPORT – 6/30/2008

FOR CONTRACT HOLDERS OF:	DELAWARE MEDALLION I, II & III
DELAWARE GOLDEN MEDALLION

September 16, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account VA-K 1940 Act Registration Number: 811-8114 1933 Act Registration Numbers: 33-71054, 333-54218 CIK: 0000914284 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-K, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Delaware VIP Trust	814230	August 21, 2008
AIM Variable Insurance Funds	896435	August 25, 2008
The Alger American Fund	832566	August 15, 2008
AllianceBernstein Variable Products Series Fund, Inc.	825316	August 25, 2008
Franklin Templeton Variable Insurance Products Trust	837274	August 27, 2008 August 27, 2008 August 27, 2008
Pioneer Variable Contracts Trust	930709	August 26, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel

and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007